Share-Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant	485,873		485,873
Shares of common stock available for future grants	162,953		196,175
Stock based compensation expense	$ 11,000	$ 11,000	$ 44,000	$ 41,000
Number shares exercised	3,019		18,645	43,639
Total intrinsic value of options exercised			$ 125,000	$ 176,000
Unrecognized compensation cost related to non-vested stock-option based compensation arrangements	$ 124,000		$ 75,300
Period that cost is expected to be recognized	4 years
Employees At or Over Retirement Age [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, retirement age	65 years
Percentage Vested Upon Retirement [Member] | Employees At or Over Retirement Age [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	100.00%
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for future grants			156,465
2015 Directors Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for future grants			39,710
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period that cost is expected to be recognized			4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options	10 years		10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 188,000	$ 159,000	$ 710,000	$ 590,000
Period that cost is expected to be recognized			3 years
Vesting period			4 years
Unrecognized compensation cost	$ 1,700,000		$ 1,400,000
Restricted Stock [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period that cost is expected to be recognized	2 years
Vesting period	2 years
Restricted Stock [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years